EXHIBIT 99.5

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-May-19	15-May-19	17-Jun-19
To	30-May-19	17-Jun-19
Days	33

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,049,887.54
Series Nominal Liquidation Amount	1,546,259,887.54

Required Participation Amount	$1,546,259,887.54
Excess Receivables	$488,913,836.92

Total Collateral	2,035,173,724.47

Collateral as Percent of Notes	162.81%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,921,981,029.03
Total Principal Collections	($2,002,306,991.81)
Investment in New Receivables	$1,720,459,983.02
Receivables Added for Additional Accounts	$0.00
Repurchases	($27,422,025.23)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($720,295,773.40)
Less Servicing Adjustment	($2,070,297.91)

Ending Balance	$4,890,345,923.70

SAP for Next Period	41.62%

Average Receivable Balance	$5,046,773,705.20
Monthly Payment Rate	39.67%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$25,102,941.99
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$25,102,941.99

Series Allocation Percentage at Month-End	41.62%
Floating Allocation Percentage at Month-End	73.32%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	33
LIBOR	2.439630%
Applicable Margin	0.320000%
	2.759630%

	Actual	Per $1000
Interest	3,162,076.04	2.53
Principal	—	—

		2.53
Total Due Investors	3,162,076.04
Servicing Fee	1,326,979.17

Excess Cash Flow	3,170,456.47

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.63%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	62.47%

*Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.